Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 19,587	$ 25,634	$ 56,200
Restricted cash	4,983	4,939	5,288
Accounts receivable, net	77,662	78,621	60,930
Deferred tax asset		1,434	8,294
Prepaid expenses and other assets	24,623	19,345	21,526
Total current assets	126,855	129,973	152,238
Investment in equity investee	10,751	11,080	12,267
Property and equipment, net	33,031	36,737	36,685
Goodwill	373,298	372,307	371,712
Other intangible assets, net	384,375	403,170	448,914
Long-term deferred tax asset			2,150
Other long-term assets	18,971	24,478	22,894
Total assets	947,281	977,745	1,046,860
Current liabilities:
Accrued liabilities	30,257	34,609	29,581
Accounts payable	25,589	24,482	21,786
Unearned income	2,902	1,166	900
Income tax payable	1,092	2,959	3,383
Current portion of long-term debt	19,000	6,052
Short-term borrowings	8,663	26,995
Deferred tax liability, net	1,204	632	9,321
Total current liabilities	88,707	96,895	64,971
Long-term debt	674,738	730,709	523,833
Long-term deferred tax liability, net	16,526	24,614	91,431
Other long-term liabilities	633	3,072	449
Total liabilities	780,604	855,290	680,684
Commitments and contingencies
Stockholders' equity
Preferred stock, value
Common stock, value	819	728	726
Additional paid-in capital	153,789	52,155	363,130
Accumulated earnings	10,951	70,414	3,638
Accumulated other comprehensive income (loss)	1,118	(842)	(1,318)
Total stockholders' equity	166,677	122,455	366,176
Total liabilities and stockholders' equity	$ 947,281	$ 977,745	$ 1,046,860